Retirement benefit obligations - Comprehensive loss (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement benefit obligations
Current service cost	SFr (268,097)	SFr (306,491)	SFr (325,144)
Past service cost	26,899	36,459	219,104
Interest cost	(175,609)	(98,639)	(23,742)
Interest income	180,960	88,751	15,429
Company pension amount	SFr (235,847)	SFr (279,920)	SFr (114,353)